Employee benefit plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee benefit plans
Employee benefit plans
The Company and its subsidiaries match voluntary contributions made by employees to their Registered Retirement Savings Plans to a maximum of 5% of base salary for each employee. Contributions made by the Company during the year ended December 31, 2016 were $865 (2015 – $1,028).